Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other assets Office buildings, land, equipment and facilities and Other Other liabilities [Abstract]
Schedule of Breakdown of Office buildings, land, equipment and facilities
The following table presents a breakdown of owned and leased office buildings, land, equipment and facilities as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Land	¥42,934	¥64,327
Office buildings	46,173	52,876
Equipment and facilities	26,793	80,000
Software	143,002	170,292
Construction in progress	20,761	37,644
Operating lease ROU assets	156,791	138,708

Total	¥436,454	¥543,847

Schedule of Other assets-Other and Other liabilities
The following table presents components of
Other assets
—
Other
and
Other liabilities
in the consolidated balance sheets as of March 31, 2025 and 2026.

	Millions of yen
	March 31
	2025	2026
Other assets — Other:
Securities received as collateral	¥382,780	¥504,843
Goodwill and other intangible assets	73,345	315,379
Net deferred tax assets (1)	25,224	41,778
Investments in equity securities for other than operating purposes (2)	302,973	386,473
Deposit receivables (3)	214,587	206,563
Prepaid expenses	28,003	34,097
Other	97,561	109,324

Total	¥1,124,473	¥1,598,457

Other liabilities:
Obligation to return securities received as collateral	¥382,780	¥504,843
Accrued income taxes	88,424	105,154
Net deferred tax liabilities (1)	113,820	146,706
Other accrued expenses and provisions (4)	551,064	700,592
Operating lease liabilities	174,132	156,279
Other	146,378	200,061

Total	¥1,456,598	¥1,813,635

(1)
Net deferred tax assets are deferred tax assets offset by deferred tax liabilities which relate to the same tax-paying
component within a particular tax jurisdiction. Net deferred tax liabilities are deferred tax liabilities offset by deferred tax assets which relate to the same tax-paying
component within a particular tax jurisdiction. See Note 1
7
 “
Income taxes
” for further information.

(2)
Includes equity securities held for other than trading or operating purposes. These investments comprise listed equity securities and unlisted equity securities of ¥5,889 million and ¥297,085 million
,
respectively, as of March 31, 2025, and ¥15,776 million and ¥370,642 million
,
respectively, as of March 31, 2026. These securities are generally carried at fair value, with changes in fair value recognized and reported within
Revenue
—
Other
in the consolidated statements of income. Also includes equity securities without a readily determinable fair value. See Note 6 “
Non-trading
investments
” for further information.

(3)	Includes Japan Securities Clearing Corporation’s clearing fund.
(4)
Includes a liability of ¥14,240 million and ¥13,077
million as of March 31, 2025 and 2026, respectively, in respect of all outstanding and unsettled investigations, lawsuits and other legal proceedings where loss is considered probable and the amount of such loss can be reasonably estimated. See Note 22 “
Commitments, contingencies and guarantees
” for further information.

Schedule of changes in goodwill within Other assets-Other
The following tables present changes in goodwill, which are reported in the consolidated balance sheets within
Other assets
—
Other
for the years ended March 31, 2025 and 2026.

	Millions of yen
	Year ended March 31, 2025
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Investment Management (2)	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—	¥—
Wholesale	112,379	(93,537)	18,842	—	—	(2,061)	110,318	(93,537)	16,781
Other	418	—	418	—	—	—	418	—	418

Total	¥112,797	¥(93,537)	¥19,260	¥—	¥—	¥(2,061)	¥110,736	¥(93,537)	¥17,199

	Millions of yen
	Year ended March 31, 2026
	Beginning of year			Changes during year			End of year
	Gross carrying amount	Accumulated Impairment	Net carrying amount	Acquisition	Impairment (3)	Other (1)	Gross carrying amount	Accumulated Impairment	Net carrying amount
Investment Management (2)	¥—	¥—	¥—	¥150,976	¥—	¥3,128	¥154,104	¥—	¥154,104
Wholesale	110,318	(93,537)	16,781	—	—	1,189	111,507	(93,537)	17,970
Other	418	—	418	35	(35)	—	453	(35)	418

Total	¥110,736	¥(93,537)	¥17,199	¥151,011	¥(35)	¥4,317	¥266,064	¥(93,572)	¥172,492

(1)	Includes currency translation adjustments.
(2)	Nomura recognized goodwill in December 2025 as a result of the Macquarie Acquisition. See Note 10 “ Business Combination s ” for further information.
(3)	The impairment recognized during the current period was not a significant amount.

Schedule of finite-lived intangible assets by type
The following table presents finite-lived intangible assets by type as of March 31, 2025 and 2026.

	Millions of yen
	March 31, 2025			March 31, 2026
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships (1)	¥77,736	¥(75,382)	¥2,354	¥197,727	¥(84,144)	¥113,583
Other	3,218	(2,549)	669	3,513	(2,965)	548

Total	¥80,954	¥(77,931)	¥3,023	¥201,240	¥(87,109)	¥114,131

Estimated amortization expenses for next five years	Estimated amortization expenses for the next five years are shown below.

Millions of yen
Year ending March 31	Estimated amortization expense
2027	¥10,300
2028	9,752
2029	9,752
2030	9,752
2031	9,752

Schedule of change in asset retirement obligation

	Millions of yen
	March 31
	2025	2026
Balance at beginning of year	¥15,512	¥16,193
Provision for the year	161	757
Settled during the year	(413)	(233)
Revisions in estimated cash flows	933	5,219

Balance at end of year	¥16,193	¥21,936